STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATUTORY RESERVE AND RESTRICTED NET ASSETS [Abstract]
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve			$ 3,205
Aggregate amount of net assets of the relevant subsidiaries and VIE entities in the Company not available for distribution	$ 279,224